(ICON)

Global
Utility
Fund, Inc.

ANNUAL
REPORT
Sept. 30, 1998

Global Utility Fund, Inc.

Performance At A Glance.
The Global Utility Fund's Class A shares gained 12.9% for the 12 months ended
September 30, 1998, as compared with a 26.5% advance in the benchmark
Financial Times World Utilities Index.

Cumulative Total Returns1                   As of 9/30/98

                             One           Five
Since
                             Year          Years
Inception2
Class A                     12.90%         73.40%
202.58%
Class B                     12.06          67.03
147.63
Class C                     12.06           N/A
70.30
Class Z                     13.18           N/A
35.51
FT/S&P Actuaries
World Utilities Index3      26.54          78.56
**
Lipper Utility Avg4         18.13          69.02
***

Average Annual Total Returns1                        As of
9/30/98

                             One           Five
Since
                             Year          Years
Inception2
Class A                      7.25%         10.50%
12.84%
Class B                      7.06          10.67
12.78
Class C                     11.06           N/A
13.64
Class Z                     13.18           N/A
18.52

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges.
The Fund charges a maximum front-end sales charge of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and
1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a 1% CDSC for one year and, beginning November 2,
1998, are sold with a front-end sales charge of 1% and a CDSC for 18 months.
Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, 1/2/90; Class B, 3/18/91; Class
C, 8/1/94; and
Class Z, 12/16/96. The Fund operated as a closed-end fund from its inception until February 1, 1991.

3 Source: Goldman, Sachs & Co. The Financial Times (FT)/S&P
Actuaries World
Utilities Index is currently comprised of approximately 180 world utility stocks representing approximately 30 countries. Investors cannot invest directly in an index.

4 Lipper average returns are for all funds in each share class for the one- and five-year periods in the Utility Fund category.

**The FT/S&P Actuaries World Utilities Index Since Inception returns are
144.64% for Class A; 159.34% for Class B; 84.55% for Class
C; and 51.50% for
Class Z.

***Lipper Since Inception returns are 161.98% for Class A;
155.24% for Class B;
83.25% for Class C; and 33.56% for Class Z based on all funds in each share class.

How Investments Compared
    (As of 9/30/98)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

William C. S. Hicks, Fund Manager            (PHOTO)

Portfolio
Manager's Report
The Global Utility Fund invests primarily in the stocks and bonds of utility companies from around the world. The Fund seeks to provide total return, without incurring undue risk, by investing primarily in income-producing securities. There can be no assurance that the Fund will be able to achieve its investment objective. Investors should also keep in mind that there are special risks associated with foreign investing (such as currency fluctuations and social, political and economic developments) and with investing in utility securities.

Brighter Prospects
Abroad.
Because of modest growth in the U.S. electric industry, many companies are rapidly increasing their focus abroad where opportunities appear to be more exciting. U.S. electric companies now have made significant investments in
Australia and South America and own the majority of the regional utilities privatized in the United Kingdom.

Strategy Session.
------------------------------------------------------------
-------------------
In the telecommunications industry, there are significant growth opportunities as well as rapid technological changes. The development of wireless networks has provided a window for domestic and international expansion in the areas of voice transmission, paging, and data communications, with each segment holding the prospect of double-digit growth.

Within the atmosphere of explosive investment growth, major U.S. carriers have formed worldwide and domestic alliances in order to meet the growing demands of the marketplace, hence the mergers of Worldcom and MCI, AT&T and
Tele-Communications Inc., and Bell Atlantic and Nynex. We anticipate future worldwide consolidation will continue in the years ahead.

Our portfolio strategy has focused on full participation in the international growth sector, which now comprises about 45% of the Fund's equity assets.
Because of the major opportunities in data and voice transmission, we hold about 49% of the Fund's equity assets in the telecommunications sector. Most recently, we have added to our gas transmission distribution sector (14.8% of equity assets) which offers the prospects of good unit growth as well as expansion by mergers and acquisitions.

We continue to pursue a three-part strategy in the fixed income portfolio of the Global Utility Fund. The first theme is the close scrutiny of emerging markets for investment opportunities. The emerging market theme seeks utility issuers which are potential upgrade candidates in countries with pent-up demand and with infrastructure needs. Our second theme is the pursuit of companies with respectable operating histories in developed markets. In the future, we may consider a third theme, where the Fund invests in companies which are privatizing in both developed and emerging countries.

   Portfolio Composition
Expressed as a percentage of
  net assets as of 9/30/98.
          (CHART)

What Went Well.
-------------------------------------------------
Telecommunications
Performed Well.
- The Fund's investments in mobile worldwide telecommunications performed particularly well again in the past year, as evidenced by sharp gains in the leading worldwide cellular companies AirTouch
Communications, Telecom Italia
  S.p.A., and Vodafone Group plc. In addition, we were pleased with the reorganization of AT&T and significant market gains by telecom industry leaders such as SBC Communications and Sprint. Also, the leading telecommunication equipment manufacturer, Lucent
Technologies, gave a boost
  to share performance.

Water and Electric
Companies.
- Lower interest rates helped propel the prices of some of the Fund's domestic electric utilities such as NIPSCO Industries, Texas
Utilities, and DTE
  Energy. Also we had solid gains from American Water Works and Enron who benefited from successful acquisition strategies in the growing water and gas industries.

Five Largest
Holdings.
4.7%  SBC Communications Inc.
      Telecommunications
4.1%  MCI Worldcom Inc.
      Telecommunications
3.3%  Telecom Italia S.p.A. Risp
      Telecommunications
2.9%  Scottish Power PLC
      Electric Utility
2.7%  AT&T Corp.
      Telecommunications
Expressed as a percentage of net assets as of 9/30/98.

And Not So Well.
-------------------------------------------------
Dislocations in
Emerging Markets.
The Fund's investments in selected emerging markets had difficult sailing as the worldwide economies suffered from dislocations that started in Asia and expanded to Russia and Latin America. Although the Fund's holdings in these areas were restricted to a relatively modest proportion of assets, performance was hurt by our investments in China (Huaneng Power
International), Korea
(Korea Electric Power), and Mexico (Telmex). However, we remain optimistic about the long-term prospects for this emerging sector.

Looking Ahead.
-------------------------------------------------
The international and domestic utility markets hold investment promise and relative stability in an environment of declining worldwide interest rates. We believe unit growth in the telecommunications sector will be well above average, and we have hope that new companies such as MCI Worldcom will take advantage of expanded data and Internet opportunities. We believe there will be significant merger and acquisition opportunities in the gas, water, electric and telephone utilities, as well as continuing worldwide privatization opportunities. We believe companies such as Lucent Technologies will be at the vanguard of the new technologies in data telecommunications and networking, two of the most dynamic opportunities in the developing markets. Our strong and growing international research team is focused on identifying new areas for investment in this challenging market environment.

Portfolio of Investments as of September 30, 1998
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

                                                     US$
Value
Shares      Description                              (Note
1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--96.4%
COMMON STOCKS--71.7%
------------------------------------------------------------
Electrical Utilities--20.0%
   60,000   CMS Energy Corp.                       $
2,613,750
  150,000   COPEL (ADR-Peferred B Shares)
              (Brazil)
956,250
  300,000   DPL, Inc.
5,887,500
  130,000   DQE, Inc.
5,021,250
  100,000   DTE Energy Co.
4,518,750
  200,000   Endesa S.A. (ADR) (Spain)
4,400,000
  187,800   Espoon Sahko (ADR) (Finland) 144A
4,419,257
  150,000   Huaneng Power International, Inc.*
              (ADR) (China)
1,537,500
  120,000   Korea Electric Power Inc. (ADR)
              (South Korea)
1,080,000
   80,000   New Century Energies, Inc.
3,895,000
  100,000   NIPSCO Industries, Inc.
3,287,500
   70,000   Pinnacle West Capital Corp.
3,136,875
  850,000   Scottish Power PLC (United Kingdom)
8,231,173
  277,300   Shandong Huaneng Power Ltd.
              (ADR) (China)
1,247,850
   90,000   Texas Utilities Holding Co.
4,190,625
   50,000   VEBA AG (Germany)
2,596,937
                                                   ---------
----

57,020,217
------------------------------------------------------------
Gas Utilities--10.8%
  350,000   Australian Gas Light Co. (Australia)
2,405,427
  125,000   El Paso Energy Corp.
4,054,688
  100,000   Enron Corp.
5,281,250
  120,000   Equitable Resources, Inc.
3,052,500
   50,000   MCN Energy Group, Inc.
853,125
   54,426   NTL Incorporated
2,333,515
  200,000   TransCanada Pipelines Ltd. (Canada)
2,914,688
  250,000   Westcoast Energy, Inc. (Canada)
4,707,712
  100,000   Williams Companies, Inc.
2,875,000
   90,000   YPF Sociedad Anonima (ADR-Class D
              Shares) (Argentina)
2,340,000
                                                   ---------
----

30,817,905
Telecommunications--34.3%
   65,000   AirTouch Communications, Inc.*         $
3,705,000
  130,000   AT&T Corp.
7,596,875
  100,000   BC Telecom, Inc. (Canada)
2,357,950
  120,000   BCE, Inc. (Canada)
3,352,500
  140,000   Bell Atlantic Corp.
6,781,250
   76,096   Cia Telecom de Chile, S.A. (ADR)
              (Chile)
1,455,336
   43,000   Empresas Telex-Chile S.A. (ADR)
              (Chile)
20,156
  111,222   Hellenic Telecom Org. (Greece)
2,656,668
  236,829   MCI Worldcom Inc.
11,582,418
   40,000   Portugal Telecom, S.A. (ADS)
              (Portugal)
1,440,000
  300,000   SBC Communications Inc.
13,331,250
   70,000   Sprint Corp.
5,040,000
   40,000   Telecom Corp. New Zealand Ltd. (ADR)
              (New Zealand)
1,205,000
  700,000   Telecom Italia Mobile S.p.A. (Italy)
4,066,057
  300,000   Telecom Italia S.p.A. (Italy)
2,060,502
2,000,000   Telecom Italia S.p.A. Risp
              (Nonconvertible) (Italy)
9,534,160
   40,000   Telefonica de Argentina S.A. (ADR-
              Class B Shares) (Argentina)
1,177,500
   50,000   Telefonos de Mexico, S.A. (ADR-
              Class L Shares) (Mexico)
2,212,500
   43,636   Telefonica, S.A. (ADR) (Spain)
4,709,961
  130,000   US West Inc.
6,816,875
  200,000   Videsh Sanchar Nigam Ltd. (GDR)
              (India) 144A
2,195,000
   40,000   Vodafone Group PLC (ADR)
              (United Kingdom)
4,510,000
                                                   ---------
----

97,806,958
------------------------------------------------------------
Water Utilities & Other--6.6%
   28,000   Alcatel Alsthom (France)
2,482,641
  167,800   American Water Works Co., Inc.
5,264,725
  280,000   Anglian Water PLC (United Kingdom)
4,500,047
   41,000   ENI S.p.A. (ADR) (Italy)
2,511,250
   60,000   Lucent Technologies, Inc.
4,143,750
                                                   ---------
----

18,902,413
            Total common stocks
              (cost $129,390,170)
204,547,493
                                                   ---------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     2

Portfolio of Investments as of September 30, 1998
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

                                                     US$
Value
Shares      Description                              (Note
1)
------------------------------------------------------------
PREFERRED STOCKS--1.3%
            Philippine Long Distance Telephone
              Co. (The Philippines)
   43,700   $3.50 Conv. Ser. III (GDS)             $
1,704,300
   92,216   5.75% Conv. Ser. II (GDS)
1,939,171
                                                   ---------
----
            Total preferred stocks
              (cost $4,189,000)
3,643,471
                                                   ---------
----
    --------------------------------------------------------
----

Moody's       Principal
Rating        Amount
(Unaudited)   (000)
DEBT OBLIGATIONS--23.4%
CORPORATE BONDS--22.7%
------------------------------------------------------------
Electrical Utilities--14.6%
Ba1           $   1,000    AES Corp.,
                             8.375%, 8/15/07
945,000
NR                1,000    Arizona Public Service
                             Co.,
                             6.25%, 1/15/05
1,027,070
Baa1              1,000D   Chilgener, S.A.,
                             6.50%, 1/15/06 (Chile)
825,820
NR                1,000    Cleveland Elec. Illum.
                             Co.,
                             7.43%, 11/1/09
1,087,410
Ba3               1,000    CMS Energy Corp.,
                             8.125%, 5/15/02
1,048,510
NR                1,000D   Compania De Transporte
                             Energia,
                             9.25%, 4/1/08 (Brazil)
745,000
A1                1,000    Consolidated Edison Co.
                             of NY, Inc.,
                             7.625%, 3/1/04
1,107,700
NR                1,000D   CSW Investments,
                             7.45%, 8/1/06
                             (United Kingdom)
1,132,130
Aa3               1,000    Duke Energy Corp.,
                             5.875%, 6/1/01
1,020,460
Baa1              1,000D   Eastern Energy Limited,
                             6.75%, 12/1/06
                             (Australia)
1,067,080
Ba2               1,000    El Paso Electric Co.,
                             8.25%, 2/1/03, Ser. C
1,080,770
Baa1          $   1,000D   Empresa Electrica del
                             Norte Grande S.A.,
                             7.75%, 3/15/06 (Chile)   $
841,260
                           Florida Power Corp.,
Aa3                 500    6.00%, 7/1/03
516,620
A1                  650    6.75%, 2/1/28
673,894
Baa3              1,000    Gulf States Utilities
                             Co.,
                             8.25%, 4/1/04
1,113,960
Baa1              1,000D   Hyder PLC,
                             6.875%, 12/15/07
                             (United Kingdom)
1,067,500
Ba1**             1,000D   Inversora Electrica
                             Buenos Aires S.A.,
                             9.00%, 9/16/04
                             (Argentina)
735,000
A1                1,500    Monongahela Power Co.,
                             7.375%, 7/1/02
1,612,215
                           Northern States Power
                             Co.,
Aa3               1,000    5.75%, 12/1/00
1,010,800
Aa3               1,000    6.50%, 3/1/28
1,024,140
Baa3              1,000    NRG Energy, Inc.,
                             7.50%, 6/15/07
1,065,040
Aa3                 640    Oklahoma Gas & Electric
                             Co.,
                             6.50%, 4/15/28
664,102
A1                2,000    Potomac Edison Co.,
                             8.875%, 8/1/21
2,106,780
Baa2              1,000    PP&L Capital Funding
                             Inc.,
                             6.79%, 11/22/04
1,079,110
Ba1               1,000    Public Service Co.
                             7.10%, 8/01/05
1,055,390
A2                1,000D   Quebec Hydro,
                             7.50%, 4/1/16 (Canada)
1,118,280
Baa1              1,000D   Southern Investments UK PLC,
                           6.80%, 12/1/06
                             (United Kingdom)
1,053,150
Aa3               2,000    Southwestern Electric
                             Power Co.,
                             5.25%, 4/1/00
1,999,940
Aa2               1,000    Southwestern Public Service Co.,
                           7.25%, 7/15/04
1,102,660

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of September 30, 1998
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Moody's       Principal
Rating        Amount                                  US$
Value
(Unaudited)   (000)       Description                  (Note
1)
------------------------------------------------------------
Electrical Utilities (cont'd.)
Baa3          $   1,000    System Energy Resources,
                             Inc.,
                             7.71%, 8/1/01            $
1,051,790
Aa2               1,000    Tampa Electric Co.,
                             7.75%, 11/1/22
1,103,500
Ba3               1,000    Texas-New Mexico Power Co.,
                           10.75%, 9/15/03
1,092,610
Baa1              1,000    Texas Utilities Electric
                             Co.,
                             9.27%, 1/14/00
1,050,940
A2                1,000D   United Utilities PLC,
                             6.45%, 4/1/08
                             (United Kingdom)
1,046,030
A2                2,000    Virginia Electric &
                             Power Co.,
                             6.625%, 4/1/03
2,121,900
NR                1,000    W3A Funding Corp.,
                             8.09%, 1/2/17
1,108,930
Aa3               1,000    Wisconsin Electric Power
                             Co.,
                             6.625%, 11/15/06
1,102,720
Baa2              1,000D   Yorkshire Power Finance
                             Ltd.,
                             6.496%, 2/25/08
                             (United Kingdom)
1,039,157
                                                      ------
-------

41,644,368
---------------------------------------------------
Gas Distribution & Other Related Industries--1.7%
Baa2              1,000    El Paso Natural Gas Co.,
                             7.50%, 11/15/26
1,058,840
Baa2              1,000    Enron Corp.,
                             7.00%, 8/15/23
936,580
Ba3               1,000D   Metrogas, S.A.,
                             10.88%, 5/15/01, Ser.
                             B (Argentina)
950,000
A2                1,600    Michigan Consolidated
                             Gas
                             Co., 8.25%, 5/1/14
1,939,344
                                                      ------
-------

4,884,764
------------------------------------------------------------
Telecommunications, Media & Related Industries--6.4%
Aa3               1,000    AT&T Corp.,
                             7.75%, 3/1/07
1,171,040
                           BellSouth
                             Telecommunications,
Aaa               2,000    6.125%, 9/23/08
                             (Eurobonds)
2,112,500
Aaa               2,000    7.00%, 10/1/25
2,259,700
NR            $   1,000    Century Telephone
                             Enterprises, Inc.,
                             6.30%, 1/15/08           $
1,049,410
NR                1,000D   Comtel Brasileira Ltd.,
                             10.75%, 9/26/04
                             (Brazil)
700,000
Baa1              1,000    GTE Corp.,
                             7.51%, 4/1/09
1,170,070
A2                1,000    GTE Florida, Inc.,
                             7.25%, 10/15/25
1,055,320
Aaa               1,000    Indiana Bell Telephone
                             Co., Inc.,
                             7.30%, 8/15/26
1,164,420
Aaa               1,000    New Jersey Bell Telephone Co.,
                           8.00%, 6/1/22
1,217,960
A2                1,000    New York Telephone Co.,
                             6.00%, 4/15/08
1,052,430
A1                2,000    Pacific Bell,
                             6.625%, 11/1/09
2,223,580
Ba2               1,000D   Philippine Long Distance
                             Telephone Co.,
                             9.25%, 6/30/06
                             (The Philippines)
810,000
Baa2              1,000    US West Inc.,
                             6.375%, 7/15/08
1,076,048
Baa2              1,000    Worldcom, Inc.,
                             6.40%, 8/15/05
1,055,220
                                                      ------
-------

18,117,698
                           Total corporate bonds
                             (cost $62,563,397)
64,646,830
                                                      ------
-------
------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--0.7%
                  2,000    United States Treasury Notes,
                           5.75%, 8/15/03
                             (cost $2,042,188)
2,122,180
                                                      ------
-------
                           Total debt obligations
                             (cost $64,605,585)
66,769,010
                                                      ------
-------
                           Total long-term
                             investments
                             (cost $198,184,755)
274,959,974
                                                      ------
-------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

GLOBAL UTILITY FUND, INC.
Portfolio of Investments as of September 30, 1998
------------------------------------------------------------

Principal
Amount                                               US$
Value
(000)       Description                              (Note
1)
------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.2%
REPURCHASE AGREEMENTS
   $9,089   PaineWebber Inc., 5.45%, due
              10/01/98, in the amount of
              $9,090,376; (cost $9,089,000;
              collateralized by $8,975,000 U.S.
              Treasury Notes, 7.125%, due
              10/15/98, value including accrued
              interest-$9,279,745)                 $
9,089,000
------------------------------------------------------------
Total Investments--99.6%
            (cost $207,273,755; Note 4)
284,048,974
            Other assets in excess of
              liabilities--0.4%
1,191,740
                                                   ---------
----
            Net Assets--100%                       $
285,240,714
                                                   ---------
----
                                                   ---------
----

---------------
 *--Non-income-producing security.
**--Moody's Equivalent to S&P Rating.
 D--US$ Denominated Bonds.
ADR--American Depository Receipts.
ADS--American Depository Shares.
GDR--Global Depository Receipts.
GDS--Global Depository Shares.
NR--Not rated by Moody's or Standard & Poor's.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

September 30, 1998
Assets
Investments, at value (cost
$207,273,755)...............................................
 ...............         $284,048,974
Foreign currency, at value (cost
$53,059)....................................................
 ..........               53,385
Dividends and interest
receivable..................................................
 ....................            1,995,415
Receivable for Investments
sold........................................................
 ................            1,324,572
Withholding taxes
receivable..................................................
 .........................              107,713
Receivable for Fund shares
sold........................................................
 ................               54,811
Other
assets......................................................
 .....................................                7,615

------------------
   Total
assets......................................................
 ..................................          287,592,485

------------------
Liabilities
Bank
overdraft...................................................
 ......................................               43,352
Payable for investments
purchased...................................................
 ...................            1,039,156
Payable for Fund shares
reacquired..................................................
 ...................              701,396
Accrued
expenses....................................................
 ...................................              232,576
Distribution fee
payable.....................................................
 ..........................              151,966
Management fee
payable.....................................................
 ............................              111,597
Withholding taxes
payable.....................................................
 .........................               61,884
Deferred director's
fee.........................................................
 .......................                9,844

------------------
   Total
liabilities.................................................
 ..................................            2,351,771

------------------
Net
Assets......................................................
 .......................................         $285,240,714

------------------

------------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 .......................         $     16,153
   Paid-in capital in excess of
par.........................................................
 ...........          177,031,008

------------------

177,047,161
   Accumulated net realized gains on investments and foreign
currency transactions.....................
31,408,025
   Net unrealized appreciation on investments and foreign
currencies...................................
76,785,528

------------------
Net assets, September 30,
1998........................................................
 .................         $285,240,714

------------------

------------------
Class A:
   Net asset value and redemption price per share
      ($123,346,275 / 6,984,666 shares of common stock
issued and outstanding).........................
$17.66
   Maximum sales charge (5.00% of offering
price)......................................................
 .93
   Maximum offering price to
public......................................................
 ..............               $18.59

------------------

------------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($154,872,668 / 8,771,192 shares of common stock
issued and outstanding).........................
$17.66

------------------

------------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($957,042 / 54,203 shares of common stock issued and
outstanding)................................
$17.66

------------------

------------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($6,064,729 / 343,114 shares of common stock issued
and outstanding).............................
$17.68

------------------

------------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

GLOBAL UTILITY FUND, INC.
Statement of Operations
------------------------------------------------------------

                                                   Year
Ended
Net Investment Income                          September 30,
1998
Income
   Dividends (net of foreign withholding
      taxes of $411,874)....................      $
5,969,533
   Interest.................................
5,228,170
                                               -------------
-----
      Total income..........................
11,197,703
                                               -------------
-----
Expenses
   Management fee...........................
2,050,958
   Distribution fee--Class A................
305,959
   Distribution fee--Class B................
1,773,262
   Distribution fee--Class C................
9,690
   Transfer agent's fees and expenses.......
410,000
   Custodian's fees and expenses............
190,000
   Reports to shareholders..................
62,000
   Registration fees........................
35,000
   Audit fee and expenses...................
33,000
   Legal fees and expenses..................
29,000
   Directors' fees..........................
18,000
   Insurance................................
7,000
   Miscellaneous............................
8,177
                                               -------------
-----
      Total expenses........................
4,932,046
                                               -------------
-----
Net investment income.......................
6,265,657
                                               -------------
-----
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions..................
33,940,901
   Foreign currency transactions............
4,692
                                               -------------
-----

33,945,593
                                               -------------
-----
Net change in unrealized appreciation
   (depreciation) on:
   Investments..............................
(4,323,937)
   Foreign currencies.......................
9,798
                                               -------------
-----

(4,314,139)
                                               -------------
-----
Net gain on investments and foreign
   currencies...............................
29,631,454
                                               -------------
-----
Net Increase in Net Assets
Resulting from Operations...................      $
35,897,111
                                               -------------
-----
                                               -------------
-----

GLOBAL UTILITY FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended September
30,
in Net Assets                           1998
1997
Operations
   Net investment income.......     $  6,265,657       $
7,682,317
   Net realized gain on
      investment and foreign
      currency transactions....       33,945,593
23,452,259
   Net change in unrealized
      appreciation
      (depreciation) of
      investments and foreign
      currencies...............       (4,314,139)
39,642,425
                                 ------------------    -----
-------
   Net increase in net assets
      resulting from
      operations...............       35,897,111
70,777,001
                                 ------------------    -----
-------
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A..................       (2,991,973)
(3,467,695)
      Class B..................       (3,134,288)
(4,197,429)
      Class C..................          (17,223)
(16,595)
      Class Z..................         (122,173)
(598)
                                 ------------------    -----
-------
                                      (6,265,657)
(7,682,317)
                                 ------------------    -----
-------
   Distributions in excess of
      net investment income
      Class A..................         (180,906)
(156,217)
      Class B..................         (266,336)
(189,092)
      Class C..................           (1,178)
(748)
      Class Z..................             (114)
(27)
                                 ------------------    -----
-------
                                        (448,534)
(346,084)
                                 ------------------    -----
-------
   Distributions from net
      realized gains
      Class A..................      (10,062,149)
(6,007,763)
      Class B..................      (14,813,745)
(9,775,323)
      Class C..................          (65,425)
(37,783)
      Class Z..................           (6,437)
--
                                 ------------------    -----
-------
                                     (24,947,756)
(15,820,869)
                                 ------------------    -----
-------
Fund share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold.....................       34,214,868
40,299,964
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions............       26,214,007
19,609,298
   Cost of shares reacquired...      (80,331,082)
(106,947,379)
                                 ------------------    -----
-------
Net decrease in net assets from
   Fund share transactions.....      (19,902,207)
(47,038,117)
                                 ------------------    -----
-------
Total decrease.................      (15,667,043)
(110,386)
Net Assets
Beginning of year..............      300,907,757
301,018,143
                                 ------------------    -----
-------
End of year(a).................     $285,240,714
$300,907,757
                                 ------------------    -----
-------
                                 ------------------    -----
-------
---------------
(a) Includes undistributed net
    investment income of.......     $         --       $
127,164
                                 ------------------    -----
-------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Notes to Financial Statements
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
Global Utility Fund, Inc. (the 'Fund') is an open-end
diversified management
investment company. The Fund seeks to achieve its investment objective of
obtaining a high total return, without incurring undue risk, by investing
primarily in common stocks, debt securities and preferred
stocks of domestic and
foreign companies in the utility industries. Debt securities in which the Fund
invests are generally within the four highest ratings
categories by a nationally
recognized statistical rating organization or, if not rated, are of comparable
quality. The ability of the issuers of the debt securities
held by the Fund to
meet their obligations may be affected by economic
developments in a specific
country or industry.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S.
dollar equivalents at the
then current exchange rate. Any security for which the
primary market is on an
exchange is valued at the last sale price on such exchange
on the day of
valuation or, if there was no sale on such day, the last bid price quoted on
such day. Portfolio securities that are actively traded in
the over-the-counter
market, including listed securities for which the primary
market is believed to
be over-the-counter, are valued at the mean between the most recently quoted bid
and asked prices provided by an independent pricing service
or by principal
market makers. Securities for which market quotations are
not readily available
are valued at fair value as determined in good faith by or
under the direction
of the Board of Directors of the Fund.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian
take possession of the
underlying collateral securities, the value of which exceeds the principal
amount of the repurchase transaction including accrued
interest. If the seller
defaults and the value of the collateral declines or if
bankruptcy proceedings
are commenced with respect to the seller of the security,
realization of the
collateral by the Fund may be delayed or limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
closing rates of exchange.
(ii) purchases and sales of investment securities, income
and expenses--at the
rates of exchange prevailing on the respective dates of such transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal period, the
Fund does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of the securities held at fiscal period end.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of long-term
securities sold during
the fiscal period. Accordingly, realized foreign currency
gains (losses) are
included in the reported net realized gain on investment
transactions.
The Fund recognizes foreign currency gains and losses from
the holding of
foreign currencies, the sales and maturities of short-term
securities and
forward currency contracts, and the difference between the
amounts of dividends,
interest and foreign taxes recorded on the Fund's books and
the U.S. dollar
equivalent of amounts actually received or paid.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Securities Transactions and Net Investment Income: Security
transactions are
recorded on the trade date. Realized gains and losses from
security and currency
transactions are calculated on the identified cost basis.
Dividend income is
recorded on the ex-dividend date and interest income is
recorded on the accrual
basis. The Fund amortizes premiums and original issue
discount paid on purchases
of debt securities as adjustments to interest income.
Expenses are recorded on
the accrual basis which may require the use of certain
estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to
shareholders.
Therefore, no federal income tax provision is required.
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
Withholding taxes on foreign dividends and interest are
provided in accordance
with the Fund's understanding of the applicable country's
tax rules and rates.
Dividends and Distributions: Dividends from net investment
income are declared
and paid quarterly. The Fund will distribute at least
annually any net capital
gains in excess of loss carryforwards. Dividends and
distributions are recorded
on the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments for wash
sales and foreign currency transactions.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants (AICPA) Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income and decrease
accumulated net realized gains on investments by $321,370
relating to net
realized foreign currency gains and a reclassification of
dividend character.
Net investment income, net realized gains and net assets
were not affected by
this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
Wellington
Management Company, LLP ('Wellington'); Wellington furnishes investment advisory
services in connection with the management of the Fund. PIFM pays for the cost
of the subadviser's services, the compensation of officers
of the Fund,
occupancy and certain clerical and bookkeeping costs of the
Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of .70% of the Fund's average daily net assets up to
and including $250
million, .55% of the Fund's average daily net assets of the
next $250 million,
 .50% of the Fund's average daily net assets of the next $500 million and .45% of
the Fund's average daily net assets in excess of $1 billion.
Pursuant to the
subadvisory agreement, PIFM compensates Wellington for its
services at an annual
rate of .50% of the Fund's average daily net assets up to
and including $250
million, .35% of the Fund's average daily net assets of the
next $250 million,
 .30% of the Fund's average daily net assets of the next $500 million and .25% of
the Fund's average daily net assets in excess of $1 billion. The Fund had a distribution agreement with Prudential Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the arrangement with PSI. The Fund compensated PSI and
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution (the 'Class A, Class B and
Class C Plans'),
regardless of expenses actually incurred by them. The
distribution fees are
accrued daily and payable monthly. No distribution or
service fees are paid to
PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B and C Plans, the Fund compensated PSI and PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1%, of
the average daily
net assets of the Class A, B and C shares, respectively, for the fiscal year
ended September 30, 1998.
PSI and PIMS have advised the Fund that they received
approximately $33,500 in
front-end sales charges resulting from sales of Class A
shares during the fiscal
year ended September 30, 1998. From these fees, PSI and PIMS paid such sales
charges to affiliated broker-dealers which in turn paid
commissions to
salespersons and incurred other distribution costs.
PSI and PIMS have advised the Fund that for the fiscal year
ended September 30,
1998, they received approximately $182,000 and $100 in
contingent deferred sales
charges imposed upon certain redemptions by Class B and
Class C shareholders,
respectively.
PSI, PIMS and PIFM are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrowed any amounts pursuant to the Agreement
during the year
ended September 30, 1998. The Funds pay a commitment fee at
an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
The Agreement expired on December 30, 1997 and has been
extended through
December 29, 1998 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the fiscal
year ended September
30, 1998, the Fund incurred fees of approximately $343,000
for the services of
PMFS. As of September 30, 1998, approximately $26,000 of
such fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the fiscal year ended September 30, 1998 were
$59,196,763 and $106,415,293,
respectively.
The United States federal income tax basis of the Fund's
investments at
September 30, 1998 was $207,300,462 and, accordingly, net
unrealized
appreciation of investments was $76,748,512 (gross
unrealized
appreciation--$90,266,142; gross unrealized depreciation--
$13,517,630).
------------------------------------------------------------
Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with an initial sales charge of up to 5.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Prior to November 2, 1998 Class C shares were sold with a contingent deferred sales charge of 1% during the first year.
Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized 2 billion shares of common stock at $.001 par value per share equally divided into Class A, B, C and Z shares. Transactions in shares of common stock were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended September 30, 1998:
Shares sold........................      521,948    $
9,321,818
Shares issued in reinvestment of
  dividends and distributions......      563,544
9,496,627
Shares reacquired..................   (1,757,287)
(31,298,612)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (671,795)
(12,480,167)
Shares issued upon conversion from
  Class B..........................      759,647
13,683,739
                                      ----------    --------
----
Net increase in shares
  outstanding......................       87,852    $
1,203,572
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1997:
Shares sold........................    2,086,998    $
33,076,632
Shares issued in reinvestment of
  dividends and distributions......      435,125
6,684,084
Shares reacquired..................   (3,491,626)
(55,793,270)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (969,503)
(16,032,554)
Shares issued upon conversion from
  Class B..........................      361,364
5,915,705
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (608,139)
$(10,116,849)
                                      ----------    --------
----
                                      ----------    --------
----
Class B
-----------------------------------
Year ended September 30, 1998:
Shares sold........................      661,584    $
11,938,327
Shares issued in reinvestment of
  dividends and distributions......      982,123
16,503,067
Shares reacquired..................   (2,346,288)
(42,011,836)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (702,581)
(13,570,442)
Shares reacquired upon conversion
  into Class A.....................     (759,735)
(13,683,739)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (1,462,316)
$(27,254,181)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1997:
Shares sold........................      420,178    $
6,760,201
Shares issued in reinvestment of
  dividends and distributions......      841,794
12,870,440
Shares reacquired..................   (3,146,002)
(50,674,248)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................   (1,884,030)
(31,043,607)
Shares reacquired upon conversion
  into Class A.....................     (361,305)
(5,915,705)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (2,245,335)
$(36,959,312)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       10

Notes to Financial Statements
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class C                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended September 30, 1998:
Shares sold........................      343,836    $
6,262,967
Shares issued in reinvestment of
  dividends and distributions......        4,668
78,586
Shares reacquired..................     (337,668)
(6,158,331)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       10,836    $
183,222
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1997:
Shares sold........................       14,373    $
229,180
Shares issued in reinvestment of
  dividends and distributions......        3,544
54,192
Shares reacquired..................      (18,532)
(297,270)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................         (615)   $
(13,898)
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
-----------------------------------
Year ended September 30, 1998:
Shares sold........................      379,786    $
6,691,756
Shares issued in reinvestment of
  dividends and distributions......        7,648
135,727
Shares reacquired..................      (47,365)
(862,303)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      340,069    $
5,965,180
                                      ----------    --------
----
                                      ----------    --------
----
December 16, 1996(a) through
  September 30, 1997:
Shares sold........................       13,848    $
233,951
Shares issued in reinvestment of
  dividends and distributions......           35
582
Shares reacquired..................      (10,838)
(182,591)
                                      ----------    --------
----
Net increase in shares
  outstanding......................        3,045    $
51,942
                                      ----------    --------
----
                                      ----------    --------
----

---------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                       11

Financial Highlights
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                                  ----------
-------------------------------------------------------

Year Ended September 30,
                                                  ----------
--------------------------------------------------
                                                    1998
1997         1996         1995         1994
                                                  --------
--------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $  17.52
$  15.03     $  14.72     $  13.66     $  14.63
                                                  --------
--------     --------     --------     --------
Income from investment operations
Net investment income.........................
 .46(b)       .49          .51          .49          .47
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................        1.67
3.34          .73         1.35         (.82)
                                                  --------
--------     --------     --------     --------
   Total from investment operations...........        2.13
3.83         1.24         1.84         (.35)
                                                  --------
--------     --------     --------     --------
Less distributions
Dividends from net investment income..........        (.46)
(.49)        (.51)        (.48)        (.42)
Distributions in excess of net investment
   income.....................................        (.02)
(.02)          --           --           --
Distributions from net realized gains.........       (1.51)
(.83)        (.42)        (.30)        (.20)
                                                  --------
--------     --------     --------     --------
   Total distributions........................       (1.99)
(1.34)        (.93)        (.78)        (.62)
                                                  --------
--------     --------     --------     --------
Net asset value, end of year..................    $  17.66
$  17.52     $  15.03     $  14.72     $  13.66
                                                  --------
--------     --------     --------     --------
                                                  --------
--------     --------     --------     --------
TOTAL RETURN(a)...............................       12.90%
26.90%        8.65%       14.23%       (2.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $123,346
$120,825     $112,800     $124,423     $126,254
Average net assets (000)......................    $122,384
$116,303     $120,122     $122,837     $139,166
Ratios to average net assets:
   Expenses, including distribution fees......        1.18%
1.21%        1.30%        1.31%        1.25%
   Expenses, excluding distribution fees......         .93%
 .96%        1.05%        1.06%        1.02%
   Net investment income......................        2.49%
3.00%        3.38%        3.58%        3.39%
For Class A, B, C and Z shares:
   Portfolio turnover rate....................          20%
13%          13%          15%          19%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(b) Calculated based upon weighted average shares
outstanding during the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Financial Highlights
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                                  ----------
-------------------------------------------------------

Year Ended September 30,
                                                  ----------
--------------------------------------------------
                                                    1998
1997         1996         1995         1994
                                                  --------
--------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $  17.52
$  15.03     $  14.71     $  13.66     $  14.63
                                                  --------
--------     --------     --------     --------
Income from investment operations
Net investment income.........................
 .32(b)       .37          .40          .39          .37
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................        1.67
3.34          .74         1.34         (.82)
                                                  --------
--------     --------     --------     --------
   Total from investment operations...........        1.99
3.71         1.14         1.73         (.45)
                                                  --------
--------     --------     --------     --------
Less distributions
Dividends from net investment income..........        (.32)
(.37)        (.40)        (.38)        (.32)
Distributions in excess of net investment
   income.....................................        (.02)
(.02)          --           --           --
Distributions from net realized gains.........       (1.51)
(.83)        (.42)        (.30)        (.20)
                                                  --------
--------     --------     --------     --------
   Total distributions........................       (1.85)
(1.22)        (.82)        (.68)        (.52)
                                                  --------
--------     --------     --------     --------
Net asset value, end of year..................    $  17.66
$  17.52     $  15.03     $  14.71     $  13.66
                                                  --------
--------     --------     --------     --------
                                                  --------
--------     --------     --------     --------
TOTAL RETURN(a)...............................       12.06%
25.96%        7.90%       13.32%       (3.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $154,873
$179,270     $187,557     $227,189     $272,673
Average net assets (000)......................    $177,326
$185,693     $210,305     $237,983     $270,466
Ratios to average net assets:
   Expenses, including distribution fees......        1.93%
1.96%        2.05%        2.06%        2.02%
   Expenses, excluding distribution fees......         .93%
 .96%        1.05%        1.06%        1.02%
   Net investment income......................        1.74%
2.25%        2.62%        2.83%        2.68%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(b) Calculated based upon weighted average shares
outstanding during the year.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Financial Highlights
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class C                                  Class Z
                                           -----------------
-----------------------------------------     -------------

August 1,

1994(d)            Year
                                                   Year
Ended September 30,                through            Ended
                                           -----------------
-----------------------     September 30,     September 30,
                                            1998       1997
1996       1995           1994              1998
                                           ------     ------
------     -------     -------------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....   $17.52     $15.03
$14.71     $ 13.66       $   13.93          $ 17.54
                                           ------     ------
------     -------     -------------         ------
Income from investment operations
Net investment income...................      .32(b)     .37
 .40         .39             .06              .50(b)
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions.........................     1.67       3.34
 .74        1.34            (.24)            1.68
                                           ------     ------
------     -------     -------------         ------
   Total from investment operations.....     1.99       3.71
1.14        1.73            (.18)            2.18
                                           ------     ------
------     -------     -------------         ------
Less distributions
Dividends from net investment income....     (.32)
(.37)      (.40)       (.38)           (.07)
(.50)
Distributions in excess of net
   investment income....................     (.02)
(.02)        --          --              --
(.03)
Distributions from net realized gains...    (1.51)
(.83)      (.42)       (.30)           (.02)
(1.51)
                                           ------     ------
------     -------     -------------         ------
   Total distributions..................    (1.85)
(1.22)      (.82)       (.68)           (.09)
(2.04)
                                           ------     ------
------     -------     -------------         ------
Net asset value, end of period..........   $17.66     $17.52
$15.03     $ 14.71       $   13.66          $ 17.68
                                           ------     ------
------     -------     -------------         ------
                                           ------     ------
------     -------     -------------         ------
TOTAL RETURN(a).........................    12.06%
25.96%      7.90%      13.32%          (1.32)%
13.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........   $  957     $  760
$  661     $   563       $     226          $ 6,065
Average net assets (000)................   $  969     $  727
$  608     $   410       $     131          $ 4,041
Ratios to average net assets:
   Expenses, including distribution
      fees..............................     1.93%
1.96%      2.05%       2.06%           2.06%(c)
 .93%
   Expenses, excluding distribution
      fees..............................      .93%
 .96%      1.05%       1.06%           1.06%(c)          .93%
   Net investment income................     1.74%
2.25%      2.66%       2.83%           2.46%(c)
2.74%
                                          December 16,
                                             1996(e)
                                             through
                                          September 30,
                                              1997
                                          -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....     $ 15.02
                                               -----
Income from investment operations
Net investment income...................         .34
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions.........................        2.59
                                               -----
   Total from investment operations.....        2.93
                                               -----
Less distributions
Dividends from net investment income....        (.34)
Distributions in excess of net
   investment income....................        (.07)
Distributions from net realized gains...          --
                                               -----
   Total distributions..................        (.41)
                                               -----
Net asset value, end of period..........     $ 17.54
                                               -----
                                               -----
TOTAL RETURN(a).........................       19.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........     $    53
Average net assets (000)................     $    16
Ratios to average net assets:
   Expenses, including distribution
      fees..............................         .96%(c)
   Expenses, excluding distribution
      fees..............................         .96%(c)
   Net investment income................        3.25%(c)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
(b) Calculated based upon weighted average shares
outstanding during the year.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Report of Independent Accountants
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
To the Shareholders and Board of Directors of Global Utility Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Utility Fund, Inc. (the
'Fund') at September 30, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights
(hereafter referred to as 'financial statements') are the responsibility of the
Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the three periods in the period ended September 30, 1996 were audited by other independent accountants, whose opinion dated November 14, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 20, 1998
------------------------------------------------------------
--------------------
                                       15

Federal Income Tax Information (Unaudited)
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (September 30, 1998) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the fiscal year, the Fund paid distributions for Class A shares totaling $1.988 per share, comprised of $0.618 per share ordinary income and short-term capital gains which are taxable as ordinary income and $1.37 per share long-term capital gains which are taxable as such. The Fund paid distributions for Class B and Class C shares totaling $1.853 per share, comprised of $0.483 per share ordinary income and short-term capital gains which are taxable as ordinary income and $1.37 per share long-term capital gains which are taxable as such. The Fund paid distributions for Class Z shares totaling
$2.035 per share, comprised of $0.665 of ordinary income and short-term capital gains which are taxable as ordinary income and $1.37 per share long-term capital gains which is taxable as such. Further, we wish to advise you that 44% of the ordinary income dividends paid in the fiscal year ended 1998 qualified for the corporate dividend received deduction available to corporate taxpayers.

In January 1999, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the distributions received
by you in calendar
year 1998.
------------------------------------------------------------
--------------------

Comparing A $10,000 Investment.
------------------------------------------------
Global Utility Fund, Inc. vs. the Morgan Stanley
Capital International World Index.

Class A
(CHART)

Class B
(CHART)

Class C
(CHART)

Class Z
(CHART)

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The boxes on top of the graphs are designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Global Utility Fund
(Class A, B, C, and Z
shares) with a similar investment in the Morgan Stanley
Capital International
World Index (the Index) by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of each fiscal year (September 30), as measured on a quarterly basis, beginning in 1990 for Class A shares, 1991 for Class B shares, 1994 for Class
C shares, and 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class
B and Class C shares, assuming full redemption on September
30, 1998; (c) all
recu  rring fees (including management fees) were deducted;
and (d) all
dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class
Z shares are not subject to a sales charge or distribution fee.

The Index is an unmanaged, weighted index that reflects stock market performance in 23 countries. Morgan Stanley national indexes are unmanaged, weighted indexes that reflect stock market performance in individual countries.
The foundation of the Morgan Stanley Capital International
(MSCI) World Indexes
is the database of approximately 1,500 companies listed on the stock exchanges of the countries for which there are MSCI national indexes. The Index includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund.
The securities in the Index may differ substantially from the securities in the
Fund. The Index is not the only one that may be used to characterize performance of stock funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney
Brian M. Storms

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
David F. Connor, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, D.C. 20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

37936G303  MF150E
37936G204
37936G402
37936G501